Long-term Debt and Interest Rate Swap - Cortland First Lien (Details) - Keypoint Government Solutions, Inc (Keypoint OpCo)		12 Months Ended
	Apr. 18, 2017 USD ($) payment_installment	Dec. 31, 2017 USD ($)	Mar. 30, 2018 USD ($)
Debt Instrument [Line Items]
Payments of dividends		$ 102,700,000
Cortland First Lien | Eurodollar
Debt Instrument [Line Items]
Interest rate floor	1.00%
Basis spread on variable rate	6.00%
Installments at 1.25% | Cortland First Lien
Debt Instrument [Line Items]
Number of periodic payment | payment_installment	8
Periodic payment as a percentage of principal	1.25%
Installments at 2.5% | Cortland First Lien
Debt Instrument [Line Items]
Number of periodic payment | payment_installment	19
Periodic payment as a percentage of principal	2.50%
Secured debt
Debt Instrument [Line Items]
Required consolidated net leverage ratio			5.00
Secured debt | Cortland First Lien
Debt Instrument [Line Items]
Total debt	$ 215,000,000
Percentage of net cash proceeds from issued indebtedness	100.00%
Current portion of long-term debt			$ 10,800,000
Revolving Credit Facility | Cortland First Lien
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 15,000,000.0